Asset Retirement Obligations - Schedule of Changes in Asset Retirement Obligations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Asset Retirement Obligations [Line Items]
Balance, beginning of year	$ 98,240
Accretion expense	6,949	5,664
Balance, end of year	73,839	98,240
Oyu Tolgoi [Member]
Asset Retirement Obligations [Line Items]
Balance, beginning of year	98,240	92,022
Additions and changes in estimates	(31,350)	554
Accretion expense	6,949	5,664
Balance, end of year	$ 73,839	$ 98,240